Schedule of Preferred Shares Activities (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Class of Stock [Line Items]
Number of shares, beginning balance	[1]		35,190,468,000
Accretions to Preferred Shares redemption value, shares	[1]
Number of shares, ending balance		455,818,627	35,190,468,000	[1]
Amount, beginning balance			¥ 1,558,881
Accretions to Preferred Shares redemption value			109,991
Amount, ending balance			¥ 1,668,872
Series Pre A Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares, beginning balance			4,429,111,000
Accretions to Preferred Shares redemption value, shares
Number of shares, ending balance			4,429,111,000
Amount, beginning balance			¥ 151,303
Accretions to Preferred Shares redemption value			15,505
Amount, ending balance			¥ 166,808
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares, beginning balance			9,181,406,000
Accretions to Preferred Shares redemption value, shares
Number of shares, ending balance			9,181,406,000
Amount, beginning balance			¥ 333,797
Accretions to Preferred Shares redemption value			32,040
Amount, ending balance			¥ 365,837
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares, beginning balance			8,033,732,000
Accretions to Preferred Shares redemption value, shares
Number of shares, ending balance			8,033,732,000
Amount, beginning balance			¥ 320,036
Accretions to Preferred Shares redemption value			22,513
Amount, ending balance			¥ 342,549
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares, beginning balance			1,955,000,000
Accretions to Preferred Shares redemption value, shares
Number of shares, ending balance			1,955,000,000
Amount, beginning balance			¥ 115,356
Accretions to Preferred Shares redemption value			5,917
Amount, ending balance			¥ 121,273
Series D1 Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares, beginning balance			399,496,000
Accretions to Preferred Shares redemption value, shares
Number of shares, ending balance			399,496,000
Amount, beginning balance			¥ 22,639
Accretions to Preferred Shares redemption value			1,199
Amount, ending balance			¥ 23,838
Series D2 Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares, beginning balance			765,057,000
Accretions to Preferred Shares redemption value, shares
Number of shares, ending balance			765,057,000
Amount, beginning balance			¥ 39,144
Accretions to Preferred Shares redemption value			2,277
Amount, ending balance			¥ 41,421
Series D3 Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares, beginning balance			10,426,666,000
Accretions to Preferred Shares redemption value, shares
Number of shares, ending balance			10,426,666,000
Amount, beginning balance			¥ 576,606
Accretions to Preferred Shares redemption value			30,540
Amount, ending balance			¥ 607,146

[1]	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).